CONCENTRATIONS (Details Narrative) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Uninsured cash balances	$ 1,251,993
Cash balances in excess of FDI	$ 182,000
PRC [Member]
Uninsured cash balances		$ 1,327,009	$ 2,525,630
Cash balances in excess of FDI		$ 1,162,000	$ 80,000